Document and Entity Information	Jun. 09, 2026
Cover [Abstract]
Document Type	8-K
Document Period End Date	Jun. 09, 2026
Entity Registrant Name	ERock, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-43339
Entity Tax Identification Number	41-4189868
Entity Address Address Line 1	1113 Vine St.
Entity Address Address Line 2	Suite 101
Entity Address City Or Town	Houston
Entity Address State Or Province	TX
Entity Address Postal Zip Code	77002
City Area Code	713
Local Phone Number	429-4091
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A common stock, par value $0.01 per share
Trading Symbol	EROC
Security Exchange Name	NYSE
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002110029